Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 17 — COMMITMENTS AND CONTINGENCIES

(a) Legal Matters

The Company is subject to certain legal and other claims that arise in the ordinary course of its business. In particular, the Company and its subsidiaries are named in and subject to various proceedings and claims arising primarily from the Company’s securities business activities, including lawsuits, arbitration claims, class actions, and regulatory matters. Some of these claims seek substantial compensatory, punitive, or indeterminate damages. The Company and its subsidiaries are also involved in other reviews, investigations, and proceedings by governmental and self-regulatory organizations regarding the Company’s business, which may result in adverse judgments, settlements, fines, penalties, injunctions, and other relief. In view of the number and diversity of claims against the Company, the number of jurisdictions in which litigation is pending, and the inherent difficulty of predicting the outcome of litigation and other claims, the Company cannot state with certainty what the eventual outcome of pending litigation or other claims will be. Notwithstanding this uncertainty, the Company does not believe that the results of these claims are likely to have a material effect on its financial position or results of operations.

On January 5, 2017, complaints filed in November 2015 and May 2016 naming MLV & Co. (“MLV”), a broker-dealer subsidiary of B. Riley Securities (fka FBR), as a defendant in putative class action lawsuits alleging claims under the Securities Act, in connection with the offerings of Miller Energy Resources, Inc. (“Miller”) have been consolidated. The Master Consolidated Complaint, styled Gaynor v. Miller et al., is pending in the United States District Court for the Eastern District of Tennessee, and, like its predecessor complaints, continues to allege claims under Sections 11 and 12 of the Securities Act against nine underwriters for alleged material misrepresentations and omissions in the registration statement and prospectuses issued in connection with six offerings (February 13, 2013; May 8, 2013; June 28, 2013; September 26, 2013; October 17, 2013 (as to MLV only) and August 21, 2014) with an alleged aggregate offering price of approximately $151,000. The Court ordered mediation before a federal magistrate took place on August 6, 2019, with no resolution. In December 2019, the Court remanded the case to state court. In July 2020, the Company agreed to settle this matter, subject to court approval which is expected in early 2021. An accrual for the settlement is included in the accompanying consolidated financial statements.

(b) Franchise Group Commitments and Loan Participant Guaranty

PSP Commitment

On January 23, 2021, the Company committed up to $400,000 aggregate principal amount of unsecured debt financing, consisting of $100,000 of secured debt financing, and $300,000 of unsecured debt financing, to affiliates of Franchise Group, Inc. (collectively, “FRG”) in connection with FRG’s acquisition of Pet Supplies Plus (“PSP”). The Company is in the process of arranging financing for FRG’s PSP acquisition and to the extent needed the Company will fund any shortfall in the debt financing up to the $400,000 commitment.

The Loan Participant Guaranty

On February 14, 2020, FRG, the lenders from time to time party thereto and GACP Finance as administrative agent, entered into a Credit Agreement (the “Term Loan Credit Agreement”), pursuant to which the lenders provided a term loan facility to FRG in an aggregate principal amount of $575,000. On February 19, 2020, the Company entered into a limited guaranty (the “Loan Participant Guaranty”) to one of the lenders under the Term Loan Credit Agreement (the “Loan Participant”) pursuant to which the Company guaranteed the payment when due of certain obligations, including principal, interest, and other amounts payable to the Loan Participant under the Term Loan Credit Agreement in an amount not to exceed $50,000 plus certain expenses of the Loan Participant and certain protective advances related to such guaranteed obligations (the “Loan Participant Guaranteed Obligations”). The Loan Participant may require payment of the Loan Participant Guaranteed Obligations by the Company upon the occurrence of certain guarantor events of default, including payment or bankruptcy events of default, in each case pursuant to the Term Loan Credit Agreement. The Loan Participant Guaranty remains in effect until the date that the Loan Participant Guaranteed Obligations have been paid in full.

The Loan Participant Guaranteed Obligations are unsecured obligations of the Company and rank equally in right of payment with all of the Company’s other existing and future unsecured and unsubordinated indebtedness. The Loan Participant Guaranteed Obligations are effectively subordinated in right of payment to all of the Company’s existing and future secured indebtedness and structurally subordinated to all existing and future indebtedness of the Company’s subsidiaries, including trade payables.

(c) Babcock & Wilcox Commitments and Guarantee

On May 14, 2020, the Company entered into an agreement to provide Babcock & Wilcox Enterprises, Inc. (“B&W”) future commitments to loan B&W up to $40,000 at various dates starting in November 2020 and the Company provided a limited guaranty of B&W’s obligations under B&W’s amended credit facility as more fully described in Note 21 - Related Party Transactions.

On August 10, 2020, the Company entered into a project specific indemnity rider (the “Indemnity Rider”) in favor of Berkley Insurance Company and/or Berkley Regional Insurance Company (collectively, “Berkley”) to a general agreement of indemnity made by B&W in favor of Berkley (the Indemnity Agreement”). Pursuant to the Indemnity Rider, the Company agreed to indemnify Berkley in connection with a default by B&W under the Indemnity Agreement relating to a $29,970 payment and performance bond issued by Berkley in connection with a construction project undertaken by B&W. In consideration for providing the Indemnity Rider, B&W paid the Company fees in the amount of $600 on August 26, 2020.

(d) BRPM II Equity Commitment Letter

The Company was a party to an Equity Commitment Letter with B. Riley Principal Merger Corp. II (“BRPM II”) and B. Riley Principal Sponsor Co. II, LLC to provide $40,000 of equity financing in connection with effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination, as disclosed below in Note 21 – Related Party Transactions.

(e) Other Commitments

On June 19, 2020, the Company participated in a loan facility agreement to provide a total loan commitment up to 33,000 EUROS to a retailer in Europe.  The Company made an initial funding of 6,600 EUROS in July 2020. No additional borrowings have been made since the initial funding, leaving unused future commitments available of up to 26,400 EUROS as of December 31, 2020.